Summary of Status of Options Issued and Changes in Options Outstanding (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Number of Shares
Beginning Balance	7,339,118
Ending Balance	7,171,664	7,339,118
Exercisable	4,456,031	2,741,476
Weighted-Average Exercise Price
Beginning Balance	$ 2.59
Ending Balance	2.59	$ 2.59
Exercisable	$ 2.70	$ 2.81
Stock Option Plan
Number of Shares
Beginning Balance	7,339,118	5,758,463
Options Granted	0	2,423,742
Options Exercised	0	0
Options Cancelled	(167,454)	(843,087)
Ending Balance	7,171,664	7,339,118
Options vested and expected to vest	7,171,664	7,339,118
Exercisable	4,456,031	2,741,476
Shares available for grant under the 2005 Plan	3,943,651	3,776,197
Weighted-Average Exercise Price
Beginning Balance	$ 2.59	$ 2.66
Options Granted	0	2.66
Options Exercised	0	0
Options Cancelled	2.78	3.23
Ending Balance	2.59	2.59
Options vested and expected to vest	2.59	2.59
Exercisable	$ 2.7	$ 2.81
Aggregate Intrinsic Value
Beginning Balance	$ 0	$ 0
Options Granted	0	0
Options Exercised	0	0
Options Cancelled	0	0
Ending Balance	0	0
Options vested and expected	0	0
Exercisable	$ 0	$ 0